Expense Example - FidelityNASDAQCompositeIndexFund-PRO - FidelityNASDAQCompositeIndexFund-PRO - Fidelity Nasdaq Composite Index Fund - Fidelity Nasdaq Composite Index Fund	Jan. 29, 2024 USD ($)
Expense Example:
1 year	$ 30
3 years	102
5 years	184
10 years	$ 424